Derivatives And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
As of December 31, 2014, the Company had the following outstanding notional amounts related to commodity and foreign currency forward contracts that were entered into to hedge forecasted exposures:

Commodity	Quantity Hedged	Unit of Measure	Notional Amount (Approximate USD Equivalent)
	(in thousands)		(in millions)
Copper	111,607	pounds	$325
Primary aluminum	22,730	pounds	20

Foreign Currency	Quantity Hedged	Unit of Measure	Notional Amount (Approximate USD Equivalent)
	(in millions)
Mexican Peso	13,235	MXN	$900
Polish Zloty	380	PLN	110
New Turkish Lira	220	TRY	95
Chinese Yuan Renminbi	469	CNY	75
Hungarian Forint	18,429	HUF	70
Brazilian Real	122	BRL	45

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of derivative financial instruments recorded in the consolidated balance sheets as of December 31, 2014 and December 31, 2013 are as follows:

	Asset Derivatives		Liability Derivatives		Net Amounts of Assets and Liabilities Presented in the Balance Sheet
	Balance Sheet Location	December 31, 2014	Balance Sheet Location	December 31, 2014	December 31, 2014
	(in millions)
Designated derivatives instruments:
Commodity derivatives	Other current assets	$—	Accrued liabilities	$19
Foreign currency derivatives*	Accrued liabilities	3	Accrued liabilities	48	(45)
Commodity derivatives	Other long-term assets	—	Other long-term liabilities	8
Foreign currency derivatives*	Other long-term liabilities	2	Other long-term liabilities	34	(32)
Total		$5		$109
Derivatives not designated:
Foreign currency derivatives*	Accrued liabilities	$1	Accrued liabilities	$1	—
Total		$1		$1

	Asset Derivatives		Liability Derivatives		Net Amounts of Assets and Liabilities Presented in the Balance Sheet
	Balance Sheet Location	December 31, 2013	Balance Sheet Location	December 31, 2013	December 31, 2013
	(in millions)
Designated derivatives instruments:
Commodity derivatives	Other current assets	$2	Accrued liabilities	$9
Foreign currency derivatives*	Other current assets	16	Other current assets	3	13
Foreign currency derivatives*	Accrued liabilities	3	Accrued liabilities	10	(7)
Commodity derivatives	Other long-term assets	1	Other long-term liabilities	2
Foreign currency derivatives*	Other long-term assets	5	Other long-term assets	1	4
Foreign currency derivatives*	Other long-term liabilities	2	Other long-term liabilities	6	(4)
Total		$29		$31
Derivatives not designated:
Foreign currency derivatives*	Other current assets	$3	Other current assets	$3	—
Total		$3		$3
 * Derivative instruments within this category are subject to master netting arrangements and are presented on a net basis in the consolidated balance sheets in accordance with accounting guidance related to the offsetting of amounts related to certain contracts.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The pre-tax effect of derivative financial instruments in the consolidated statement of operations and consolidated statement of comprehensive income for the year ended December 31, 2014 is as follows:

Year Ended December 31, 2014	Loss Recognized in OCI (Effective Portion)	(Loss) Gain Reclassified from OCI into Income (Effective Portion)	Gain Recognized in Income (Ineffective Portion Excluded from Effectiveness Testing)
	(in millions)
Designated derivatives instruments:
Commodity derivatives	$(38)	$(17)	$—
Foreign currency derivatives	(86)	4	1
Total	$(124)	$(13)	$1

Gain Recognized in Income
(in millions)
Derivatives not designated:
Commodity derivatives	$—
Foreign currency derivatives (1)	21
Total	$21
(1) Primarily relates to amounts recognized in other income, which offset the losses recognized due to the remeasurement of intercompany loans.
The pre-tax effect of derivative financial instruments in the consolidated statement of operations and consolidated statement of comprehensive income for the year ended December 31, 2013 is as follows:

Year Ended December 31, 2013	(Loss) Gain Recognized in OCI (Effective Portion)	(Loss) Gain Reclassified from OCI into Income (Effective Portion)	Gain Recognized in Income (Ineffective Portion Excluded from Effectiveness Testing)
	(in millions)
Designated derivatives instruments:
Commodity derivatives	$(25)	$(22)	$—
Foreign currency derivatives	11	25	—
Total	$(14)	$3	$—

Gain Recognized in Income
(in millions)
Derivatives not designated:
Commodity derivatives	$—
Foreign currency derivatives	1
Total	$1